Ordinary Shares (Details)	1 Months Ended
	Jul. 31, 2018 shares	Jun. 30, 2018 shares	Nov. 30, 2017 Vote shares	Oct. 31, 2017 shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Sep. 25, 2017 $ / shares shares	Jun. 01, 2017 $ / shares shares
Class of Stock
Ordinary shares, shares authorized (in shares)					1,500,000,000	1,500,000,000		1,000,000,000
Ordinary shares issued (in shares)					428,063,797	414,291,350		1
Ordinary shares, shares outstanding (in shares)				345,541,350	415,246,557	414,291,350		1
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001		$ 0.0001
Shares issued during period new issues				345,541,350
Predecessor
Class of Stock
Ordinary shares issued (in shares)							345,541,350
Ordinary shares, par value (in dollars per share) | $ / shares							$ 0.0001
Class A ordinary shares
Class of Stock
Ordinary shares issued (in shares)					325,592,002	68,750,000
Ordinary shares, shares outstanding (in shares)					312,774,762
Number of votes per share | Vote			1
Conversion basis (as a percent)			5.00%
Shares converted	243,069,555
Class A ordinary shares | Databook
Class of Stock
Shares issued during period new issues		5,772,447
Class A ordinary shares | IPO
Class of Stock
Shares issued during period new issues			68,750,000
Class B ordinary shares
Class of Stock
Ordinary shares issued (in shares)	102,471,795				102,471,795	345,541,350
Ordinary shares, shares outstanding (in shares)					102,471,795	345,541,350
Number of votes per share | Vote			10
Class B ordinary shares | Mr. Chenchao Zhuang
Class of Stock
Ordinary shares issued (in shares)			27,100,830
Class B ordinary shares | Predecessor
Class of Stock
Ordinary shares, shares outstanding (in shares)						345,541,350